FINANCIAL INSTRUMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
FINANCIAL INSTRUMENTS
Schedule of fair values of derivatives in the consolidated balance sheets

	June 30, 2015	December 31, 2014
Derivatives Designated as Hedging Instruments:
Other assets:
Interest rate derivatives	$1,497	$680
Accounts payable and other accrued liabilities:
Interest rate derivatives	$1,352	$212
Derivatives Not Designated as Hedging Instruments:
Other assets:
Interest rate derivatives	$3,206	$6,727
Foreign exchange contracts	—	136

Total	$3,206	$6,863

Accounts payable and other accrued liabilities:
Interest rate derivatives	$3,206	$6,727
Foreign exchange contracts	5	—

Total	$3,211	$6,727

	2014	2013
Derivatives Designated as Hedging Instruments:
Other assets:
Interest rate derivatives	$680	$98
Accounts payable and other accrued liabilities:
Interest rate derivatives	$212	$860
Derivatives Not Designated as Hedging Instruments:
Other assets:
Interest rate derivatives	$6,727	$6,023
Foreign exchange contracts	136	68

Total	$6,863	$6,091

Accounts payable and other accrued liabilities:
Interest rate derivatives	$6,727	$6,023

Schedule of pre-tax gains (losses) on the consolidated statements of income related to the Company's derivatives

	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014
Cash Flow Hedges
Recognized in accumulated other comprehensive income (loss) (effective portion) Interest rate derivatives	$276	$(222)	$(2,518)	$(529)
Reclassified from accumulated other comprehensive income (loss) (effective portion) Interest rate derivatives—Interest expense to third parties	(469)	(1,503)	(1,924)	(2,854)
Not Designated as Hedges
Foreign exchange contracts—Other expenses	5	24	(234)	(126)

	2014	2013	2012
Cash Flow Hedges
Recognized in accumulated other comprehensive
Income (effective portion)
Interest rate derivatives	$(747)	$(774)	$(254)
Reclassified from accumulated other comprehensive
income (effective portion)
Interest rate derivatives—Interest expense to third parties	(4,502)	(6,138)	(6,971)
Recognized directly in income (ineffective portion)
Interest rate derivatives—Other expenses	—	—	20
Not Designated as Hedges
Interest rate derivatives—Other expenses	$—	$—	$(53)
Foreign exchange contracts—Other expenses	(285)	(138)	5

Schedule of fair-value hierarchy levels of assets and liabilities measured at fair value on a recurring basis

	June 30, 2015	December 31, 2014
Assets
Interest rate derivatives	$4,703	$7,407
Foreign exchange contracts	—	136

Total assets	$4,703	$7,543

Liabilities
Interest rate derivatives	$4,558	$6,939
Foreign exchange contracts	5	—

Total liabilities	$4,563	$6,939

	Level 2		Level 3		Total
	2014	2013	2014	2013	2014	2013
Assets
Interest rate derivatives	$7,407	$6,121	$—	$—	$7,407	$6,121
Foreign exchange contracts	136	68	—	—	136	68
Retained interests	—	—	—	2,853	—	2,853

Total assets	$7,543	$6,189	$—	$2,853	$7,543	$9,042

Liabilities
Interest rate derivatives	$6,939	$6,883	$—	$—	$6,939	$6,883

Total liabilities	$6,939	$6,883	$—	$—	$6,939	$6,883

Schedule of carrying amount and estimated fair value of assets and liabilities considered financial instruments

	June 30, 2015		December 31, 2014
	Carrying Amount	Estimated Fair Value *	Carrying Amount	Estimated Fair Value *
Receivables	$12,276,196	$12,251,364	$12,789,027	$12,854,705
Long-term debt	$8,525,750	$8,553,625	$8,193,039	$8,195,209

*	Under the fair value hierarchy, receivables measurements are classified as Level 3 and long-term debt measurements are classified as Level 2.

	2014		2013
	Carrying Amount	Estimated Fair Value *	Carrying Amount	Estimated Fair Value *
Receivables	$12,789,027	$12,854,705	$12,183,281	$12,216,915
Long-term debt	$8,193,039	$8,195,209	$8,345,588	$8,457,438
*	Under the fair value hierarchy, receivables measurements are classified as Level 3 and long-term debt measurements are classified as Level 2.